Document and Entity Information	Jul. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	Santander Holdings USA, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-16581
Entity Tax Identification Number	23-2453088
Entity Address, Address Line One	75 State Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	346-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000811830